Securities Available for Sale - Investments Classified by Contractual Maturity (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	$ 140,082	$ 172,554
Fair value, After 1 year through 5 years	45,918	114,583
Fair value, After 5 years through 10 years	33,285
Fair value, After 10 years
Fair value, Total	219,285	287,137	$ 297,211
Amortized cost, Within 1 year	140,055	172,602
Amortized cost, After 1 year through 5 years	45,804	114,691
Amortized cost, After 5 years through 10 years	33,293	0
Amortized cost, After 10 years		0
Amortized cost, Total	219,152	287,293
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	90,952	90,096
Fair value, After 1 year through 5 years	32,201	91,127
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	123,153	181,223	215,751
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	25,920	27,501
Fair value, After 1 year through 5 years
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	25,920	27,501
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	8,228	8,370
Fair value, After 1 year through 5 years	7,223	16,994
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	15,451	25,364	54,409
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	9,981	20,164
Fair value, After 1 year through 5 years
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	9,981	20,164
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year	5,001	19,623
Fair value, After 1 year through 5 years
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	5,001	19,623	16,578
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year
Fair value, After 1 year through 5 years	2,492	2,496
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	2,492	2,496	3,485
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value, Within 1 year		6,800
Fair value, After 1 year through 5 years	4,002	3,966
Fair value, After 5 years through 10 years
Fair value, After 10 years
Fair value, Total	$ 4,002	$ 10,766	$ 6,988